DISTRIBUTION RIGHTS (Tables)	9 Months Ended
Sep. 30, 2014
DISTRIBUTION RIGHTS.
Schedule of distribution rights
	December 31,	September 30,
	2013	2014

Released	2,244	2,031
In production and not released	4,310	4,523
Total	6,554	6,554